Liquidity risk - Schedule of Maturities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 5,779	£ 6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Financial liabilities at fair value through profit or loss	27,909	27,611
Debt securities in issue at amortised cost	78,271	70,834
Liabilities arising from non-participating investment contracts	61,640	51,228
Lease liabilities	1,026	1,261
Subordinated liabilities	9,894	10,089	£ 10,253
Derivative financial instruments	16,132	21,676
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	5,812	6,266
Customer deposits	498,131	483,760
Repurchase agreements at amortised cost	39,502	38,859
Financial liabilities at fair value through profit or loss	29,856	30,156
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	86,655	75,187
Liabilities arising from non-participating investment contracts	61,640	51,228
Lease liabilities	1,132	1,369
Subordinated liabilities	16,759	13,312
Total non-derivative financial liabilities	741,605	702,258
Derivative financial instruments	17,884	25,420
Net settled derivative liabilities	10,430	12,594
Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	261,262	262,319
Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	253,808	249,493
Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,454	12,826
Up to 1 month £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,872	1,809
Customer deposits	428,915	437,693
Repurchase agreements at amortised cost	11,966	8,974
Financial liabilities at fair value through profit or loss	13,140	15,208
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	408	3,704
Liabilities arising from non-participating investment contracts	61,640	51,228
Lease liabilities	35	28
Subordinated liabilities	24	26
Total non-derivative financial liabilities	520,118	520,791
Derivative financial instruments	9,620	13,211
Net settled derivative liabilities	8,258	10,432
Up to 1 month £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	89,450	100,432
Up to 1 month £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	88,088	97,653
Up to 1 month £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,362	2,779
1 to 3 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	421	673
Customer deposits	23,351	14,873
Repurchase agreements at amortised cost	9,750	5,169
Financial liabilities at fair value through profit or loss	6,062	3,965
Notes in circulation	0	0
Debt securities in issue at amortised cost	9,959	10,367
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	59	65
Subordinated liabilities	1,170	698
Total non-derivative financial liabilities	50,772	35,810
Derivative financial instruments	1,487	2,210
Net settled derivative liabilities	35	92
1 to 3 months £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	66,862	61,356
1 to 3 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	65,410	59,238
1 to 3 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,452	2,118
3 to 12 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,930	904
Customer deposits	35,640	24,811
Repurchase agreements at amortised cost	7,866	15,300
Financial liabilities at fair value through profit or loss	2,953	1,803
Notes in circulation	0	0
Debt securities in issue at amortised cost	22,797	13,624
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	200	241
Subordinated liabilities	990	1,676
Total non-derivative financial liabilities	72,376	58,359
Derivative financial instruments	933	2,021
Net settled derivative liabilities	62	109
3 to 12 months £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	43,379	43,231
3 to 12 months £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	42,508	41,319
3 to 12 months £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	871	1,912
1 to 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,579	2,775
Customer deposits	9,722	6,127
Repurchase agreements at amortised cost	6,773	9,416
Financial liabilities at fair value through profit or loss	2,044	2,102
Notes in circulation	0	0
Debt securities in issue at amortised cost	40,064	38,973
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	446	574
Subordinated liabilities	6,247	4,207
Total non-derivative financial liabilities	66,875	64,174
Derivative financial instruments	1,653	2,866
Net settled derivative liabilities	291	404
1 to 5 years £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	40,311	34,795
1 to 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	38,949	32,333
1 to 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,362	2,462
Over 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	10	105
Customer deposits	503	256
Repurchase agreements at amortised cost	3,147	0
Financial liabilities at fair value through profit or loss	5,657	7,078
Notes in circulation	0	0
Debt securities in issue at amortised cost	13,427	8,519
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	392	461
Subordinated liabilities	8,328	6,705
Total non-derivative financial liabilities	31,464	23,124
Derivative financial instruments	4,191	5,112
Net settled derivative liabilities	1,784	1,557
Over 5 years £m | Gross settled derivatives – outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	21,260	22,505
Over 5 years £m | Gross settled derivatives – inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	18,853	18,950
Over 5 years £m | Gross settled derivatives – net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 2,407	£ 3,555